Nature of business (Tables)	12 Months Ended
Dec. 31, 2025
Nature of business [abstract]
Schedule of ownership percentage in subsidiaries	The Company has the following subsidiaries:
		Ownership percentage as at	Ownership percentage as at	Ownership percentage as at
		December 31, 2025	December 31, 2024	December 31, 2023
Entity Name	Country	%	%	%
FSD Biosciences Inc.	USA	100.00	100.00	100.00
Prismic Pharmaceuticals Inc. (“Prismic”)	USA	100.00	100.00	100.00
FV Pharma Inc.	Canada	100.00	100.00	100.00
Lucid Psycheceuticals Inc.	Canada	100.00	100.00	100.00
FSD Strategic Investments Inc.	Canada	100.00	100.00	100.00
FSD Pharma Australia Pty Ltd (“FSD Australia”)	Australia	100.00	100.00	100.00
Unbuzzd Wellness Inc.	Canada	19.84	22.95	26.15
Huge Biopharma Australia Pty Ltd (“Huge Biopharma”)	Australia	100.00	100.00	-